Income Taxes (Narrative) (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Provisional net tax expense from Tax Cuts and Jobs Act				$ 0
AmpliPhi Biosciences Corporation [Member]
Income tax expense (benefit)			$ (328,000)	(1,302,000)
Tax expense from Tax Cuts and Jobs Act				26,000,000
Interest and penalties pertaining to income tax examination recognized			$ 0	$ 0
U.S. federal statutory income tax rate			21.00%	34.00%
Additional tax expense from Tax Cuts and Jobs Act				$ 26,000,000
AmpliPhi Biosciences Corporation [Member] | Scenario, Plan [Member]
U.S. federal statutory income tax rate	21.00%
AmpliPhi Biosciences Corporation [Member] | Maximum [Member]
Income tax examination, years under examination			2017
AmpliPhi Biosciences Corporation [Member] | Minimum [Member]
Income tax examination, years under examination			1998
AmpliPhi Biosciences Corporation [Member] | In Process Research and Development [Member]
Income tax expense (benefit) relating to impairment charge		$ (1,300,000)	$ (328,000)	1,300,000
Impairment of in-process research and development		$ 5,800,000	1,900,000	5,800,000
AmpliPhi Biosciences Corporation [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			197,100,000
AmpliPhi Biosciences Corporation [Member] | Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward			2,500,000
Tax credit carryforward reserve for uncertain tax positions			1,700,000
Unrecognized tax benefits			1,700,000	2,100,000
AmpliPhi Biosciences Corporation [Member] | Foreign Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			10.0
AmpliPhi Biosciences Corporation [Member] | Tax Year 2017 [Member] | Foreign Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			900,000
AmpliPhi Biosciences Corporation [Member] | Tax Year 2019 [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			10,300,000
AmpliPhi Biosciences Corporation [Member] | Tax Years 2020 through 2037 [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			180,500,000
AmpliPhi Biosciences Corporation [Member] | Tax Year 2032 [Member] | State and Local Jurisdiction [Member]
Net operating loss carryforwards ("NOLs")			$ 7,200,000
C3J [Member]
Trigger Change In Ownership Percentage			5.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 14,600,000	$ 7,600,000
Provisional tax expense from Tax Cuts and Job act			$ 0
U.S. federal statutory income tax rate			21.00%	34.00%
C3J [Member] | Maximum [Member]
Ownership percentage			50.00%
C3J [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards ("NOLs")			$ 61,300,000
C3J [Member] | State and Local Jurisdiction [Member]
Net operating loss carryforwards ("NOLs")			$ 59,500,000